Right of use assets - Depreciation of Right of use assets and other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	¥ 309,606	¥ 213,490	¥ 214,117
Interest on lease liabilities (Note 10)	32,991	26,817	26,117
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,384	28,656	28,486
Variable lease payments not included in the measurement of lease liabilities	4,648	2,846	3,521
COVID-19 rent concessions	(35,548)	(42,698)	(12,802)
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	275,310	205,344	203,662
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	3,765	¥ 8,146	¥ 10,455
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	¥ 30,531
Minimum.
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments (as a percentage)	1.00%
Minimum. | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	2 years
Minimum. | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	2 years
Minimum. | Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	3 years
Maximum.
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments (as a percentage)	15.00%
Maximum. | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	3 years
Maximum. | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	14 years
Maximum. | Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	10 years